Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	$ 872,179	$ 994,219
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	218	657
Investment related gains (losses), net	1,863	839
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	21,011	34,319
Purchases, sales and settlements		71,695
Purchases	305,401
Sales	(48,653)
Settlements	(125,797)
Transfers into Level 3	80,302	126,133
Transfers out of Level 3	(132,512)	(355,683)
Balance ending	974,169	872,179
Included in Earnings [Abstract]
Investment income, net of related expenses	162	548
Investment related gains (losses), net	(1,223)	(594)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	183,291	144,457
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	836	1,763
Investment related gains (losses), net	(2,032)	(7,479)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	4,580	26,808
Purchases, sales and settlements		(43,236)
Purchases	6,478
Sales	(21,178)
Settlements	(16,672)
Transfers into Level 3	30,159	102,939
Transfers out of Level 3	(103,807)	(41,961)
Balance ending	81,655	183,291
Included in Earnings [Abstract]
Investment income, net of related expenses	816	1,592
Investment related gains (losses), net	(594)	(4,637)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Asset-backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	228,558	262,767
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	1,686	2,843
Investment related gains (losses), net	(10,236)	(7,494)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	3,902	31,340
Purchases, sales and settlements		(45,677)
Purchases	65,467
Sales	(27,844)
Settlements	(24,092)
Transfers into Level 3	45,984	78,880
Transfers out of Level 3	(89,933)	(94,101)
Balance ending	193,492	228,558
Included in Earnings [Abstract]
Investment income, net of related expenses	1,595	2,731
Investment related gains (losses), net	(5,058)	(4,052)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	147,556	329,559
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	2,321	3,467
Investment related gains (losses), net	(12,354)	(6,369)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	8,060	22,907
Purchases, sales and settlements		37,476
Purchases	7,683
Sales	0
Settlements	(3,548)
Transfers into Level 3	76,955	73,653
Transfers out of Level 3	(110,697)	(313,137)
Balance ending	115,976	147,556
Included in Earnings [Abstract]
Investment income, net of related expenses	2,307	3,449
Investment related gains (losses), net	(12,366)	(6,563)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	6,983	12,080
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	361	118
Investment related gains (losses), net	(15)	(14)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	3,390	961
Purchases, sales and settlements		34,841
Purchases	2,334
Sales	0
Settlements	(88)
Transfers into Level 3	48,469	1,820
Transfers out of Level 3	(51,061)	(42,823)
Balance ending	10,373	6,983
Included in Earnings [Abstract]
Investment income, net of related expenses	361	118
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	6,736	59,975
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	2	2
Investment related gains (losses), net	0	(10)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	4	304
Purchases, sales and settlements		1,416
Purchases	0
Sales	0
Settlements	0
Transfers into Level 3	20	2,178
Transfers out of Level 3	(6,605)	(57,129)
Balance ending	0	6,736
Included in Earnings [Abstract]
Investment income, net of related expenses	(36)	6
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Funds Withheld At Interest Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	(274,220)	(434,494)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	(87,236)	160,274
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	0	0
Purchases, sales and settlements		0
Purchases	0
Sales	0
Settlements	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance ending	(361,456)	(274,220)
Included in Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	(87,236)	160,274
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	420	6,775
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	0	550
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	0	160
Purchases, sales and settlements		(5,146)
Purchases	0
Sales	(420)
Settlements	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(1,919)
Balance ending	0	420
Included in Earnings [Abstract]
Investment income, net of related expenses	0	(1)
Investment related gains (losses), net	0	(32)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Equity Securities, Other [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	16,416	10,436
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	3,504	0
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	(4,663)	4,848
Purchases, sales and settlements		1,132
Purchases	797
Sales	(4,565)
Settlements	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance ending	11,489	16,416
Included in Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Reinsurance Ceded Receivable Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	75,431	68,873
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	9,421	7,621
Included in other comprehensive income	0	0
Purchases, sales and settlements		(1,063)
Purchases	6,201
Sales	0
Settlements	(86,107)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance ending	4,945	75,431
Included in Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	18,589	7,621
Interest Sensitive Contract Liabilities Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	(721,485)	(608,654)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	(224,184)	(28,786)
Claims and other policy benefits	(2,230)	(872)
Interest credited	(88,255)	(52,569)
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	0	0
Purchases, sales and settlements		(30,604)
Purchases	(71,505)
Sales	0
Settlements	79,418
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance ending	(1,028,241)	(721,485)
Included in Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	(228,910)	(28,786)
Claims and other policy benefits	(2,346)	(2,824)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	(167,673)	(101,970)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning		443
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses		0
Investment related gains (losses), net		0
Claims and other policy benefits		0
Interest credited		0
Policy acquisition costs and other insurance expenses		0
Included in other comprehensive income		0
Purchases, sales and settlements		381
Transfers into Level 3		0
Transfers out of Level 3		(824)
Balance ending		0
Included in Earnings [Abstract]
Investment income, net of related expenses		0
Investment related gains (losses), net		0
Claims and other policy benefits		0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited		0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses		$ 0